FIRST AMERICAN INVESTMENT FUNDS, INC.

                       Class A, Class B and Class C Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

                           -------------------------

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------- ----------- ---------- ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A    CLASS B   CLASS C
----------------------------------------------------------------------- ----------- ---------- ---------
MAXIMUM SALES CHARGE (LOAD)                                                  5.50%      5.00%     2.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                          5.50%(1)   0.00%     1.00%
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)                                                           0.00%(2)   5.00%     1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                             $25        $25       $25

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------- ----------- ---------- ---------
Management Fees                                                              0.70%      0.70%     0.70%
Distribution and Service (12b-1) Fees                                        0.25%      1.00%     1.00%
Other Expenses                                                               0.71%      0.71%     0.71%
Total Annual Fund Operating Expenses                                         1.66%      2.41%     2.41%
Waiver of Fund Expenses(2)                                                  (0.43)%    (0.43)%   (0.43)%
NET EXPENSES(5)                                                              1.23%      1.98%     1.98%
----------------------------------------------------------------------- ----------- ---------- ---------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares-- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund' most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-ABC

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------- ----------- ---------- ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A    CLASS B   CLASS C
----------------------------------------------------------------------- ----------- ---------- ---------
MAXIMUM SALES CHARGE (LOAD)                                                  5.50%      5.00%     2.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                          5.50%(1)   0.00%     1.00%
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)                                                           0.00%(2)   5.00%     1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                             $25        $25       $25

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------- ----------- ---------- ---------
Management Fees                                                              0.70%      0.70%     0.70%
Distribution and Service (12b-1) Fees                                        0.25%      1.00%     1.00%
Other Expenses                                                               0.63%      0.63%     0.63%
Total Annual Fund Operating Expenses                                         1.58%      2.33%     2.33%
Waiver of Fund Expenses(2)                                                  (0.35)%    (0.35)%   (0.35)%
NET EXPENSES(5)                                                              1.23%      1.98%     1.98%
----------------------------------------------------------------------- ----------- ---------- ---------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares-- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund' most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 Class S Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

                             ---------------------

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.71%
Total Annual Fund Operating Expenses                                                         1.66%
Waiver of Fund Expenses(2)                                                                  (0.43)%
NET EXPENSES(2)                                                                              1.23%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-S

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.63%
Total Annual Fund Operating Expenses                                                         1.58%
Waiver of Fund Expenses(2)                                                                  (0.35)%
NET EXPENSES(2)                                                                              1.23%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 Class Y Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

                           -------------------------

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses                                                                               0.71%
Total Annual Fund Operating Expenses                                                         1.41%
Waiver of Fund Expenses(2)                                                                  (0.43)%
NET EXPENSES(2)                                                                              0.98%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the funds' most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-Y

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses                                                                               0.63%
Total Annual Fund Operating Expenses                                                         1.33%
Waiver of Fund Expenses(2)                                                                  (0.35)%
NET EXPENSES(2)                                                                              0.98%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309